Goodwill And Intangible Assets, Net - Summary of Identifiable Intangible Asset, Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, Accumulated Amortization	$ 2,335	$ 1,224	$ 476
Finite-lived intangible asset, Net		7,239
Intangible asset, Effect of currency translation adjustment	(271)	(411)	(159)
Intangible assets Cost/Fair Value	11,320	10,082	7,634
Intangible assets Impairments	80	394
Intangible assets, net	8,905	8,464	7,158
Licensing Agreements
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, Cost/Fair Value	4,650	3,100	400
Finite-lived intangible asset, Accumulated Amortization	952	315	100
Finite-lived intangible asset, Net	3,698	2,785	300
Intangible assets Impairments			0
Quad Pharma Customer List
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, Cost/Fair Value		204	204
Finite-lived intangible asset, Accumulated Amortization		58	39
Finite-lived intangible asset, Impairments		146
Finite-lived intangible asset, Net			165
Polymed Customer List
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, Cost/Fair Value	1,593	1,593	1,593
Finite-lived intangible asset, Accumulated Amortization	611	414	157
Finite-lived intangible asset, Net	982	1,179	1,436
Polymed Technology
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, Cost/Fair Value	3,712	3,712	3,712
Finite-lived intangible asset, Accumulated Amortization	672	437	180
Finite-lived intangible asset, Net	3,040	3,275	3,532
Product Rights
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, Cost/Fair Value	530
Finite-lived intangible asset, Accumulated Amortization	100
Finite-lived intangible asset, Net	430
CDE In- Process Research and Development
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite-lived intangible asset, Cost/Fair Value	1,106	1,884	1,884
Indefinite-lived intangible asset, Impairments	80	248
Indefinite-lived intangible asset, Net	$ 1,026	$ 1,636	$ 1,884